EQUITY METHOD INVESTMENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
		Sep. 29, 2016 CNY (¥)	Sep. 29, 2016 USD ($)	Jul. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 28, 2012 CNY (¥)
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit (loss)					¥ 616	$ 89	¥ (5,572)		¥ 13,911
Cash distribution from an equity investee					9,357	1,348	¥ 24,316		21,984
Fair value of identified net asset on acquisition date				¥ 19,658						¥ 73,570
Business Combination, Consideration Transferred		¥ 41,670	$ 6,002		¥ 100,000	$ 14,403
Suzhou Chorus Medical Technologies Co., Ltd [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage	[1]				36.00%	36.00%	36.00%	36.00%
Business Combination, Consideration Transferred							¥ 4,320	$ 622
Global Oncology One, Inc [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage	[1]				46.90%	46.90%	46.90%	46.90%
Business Combination, Consideration Transferred							¥ 8,679	$ 1,250
CMSUSA [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Equity Method Investment, Ownership Percentage							100.00%	100.00%
PTC [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Share of net profit (loss)				¥ 34,206						¥ 107,139
Cash distribution from an equity investee					¥ 9,357	$ 1,348	¥ 24,316		¥ 18,812

[1]	In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquired 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 (US$622) and RMB8,679 (US$1,250) respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2016, the changes in registration of shareholders have not been completed and the consideration received was recorded in accrued expenses and other liabilities on the consolidated balance sheets (note 19).